Inventories - Summary of Inventories by Product Type (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Inventories By Product [Line Items]
Inventories	[1]	$ 145.4	$ 124.7
Chemical products inventories
Disclosure Of Detailed Information About Inventories By Product [Line Items]
Inventories		109.4	93.7
Valuation allowance		(4.8)	(3.3)
Equipment inventories
Disclosure Of Detailed Information About Inventories By Product [Line Items]
Inventories		52.8	41.1
Valuation allowance		$ (12.0)	$ (6.7)

[1]	The notes are an integral part of these consolidated financial statements.